Inventories - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Provision for inventory write-downs	$ 1,530	$ 3,274	$ 5,482	$ 8,493	$ 15,122	$ 5,066
International distribution infrastructure [Member]
Inventory [Line Items]
Provision for inventory write-downs					1,023
Map3® Implant [Member]
Inventory [Line Items]
Provision for inventory write-downs					6,559
Paradigm Spine [Member]
Inventory [Line Items]
Provision for inventory write-downs				513
Adjustments [Member]
Inventory [Line Items]
Provision for inventory write-downs				$ 2,153	$ 7,983	$ 911